Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Common Share

The factors used in the earnings per share computation follow.

	2020	2019	2018
Basic
Net income	$32,192	$33,878	$14,139
Preferred stock dividends	—	647	959
Net income available to common shareholders—basic	$32,192	$33,231	$13,180
Weighted average common shares outstanding—basic	16,129,875	15,652,881	11,971,786
Basic earnings per share	$2.00	$2.12	$1.10
Diluted
Net income available to common shareholders—basic	$32,192	$33,231	$13,180
Preferred stock dividends on convertible preferred stock	—	647	959
Net income available to common shareholders—diluted	$32,192	$33,878	$14,139
Weighted average common shares outstanding for earnings per common share basic	16,129,875	15,652,881	11,971,786
Add: dilutive effects of convertible preferred shares	—	1,198,859	1,883,921
Average shares and dilutive potential common shares outstanding—diluted	16,129,875	16,851,740	13,855,707
Diluted earnings per share	$2.00	$2.01	$1.02